PUBLIC OFFERING (Details) - $ / shares			9 Months Ended
	Nov. 10, 2020	Jul. 01, 2019	Dec. 31, 2019
Shares Issued, Price Per Share		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
IPO [Member]
Stock Issued During Period, Shares, New Issues		69,000,000
Shares Issued, Price Per Share		$ 10.00
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		9,000,000
Shares Issued, Price Per Share		$ 10.00
Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Class A Common Stock [Member]
Stock Issued During Period, Shares, New Issues			0
Class A Common Stock [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues	10,000,000
Class A Common Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50